SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value
Cost-method investments	¥ 172,571	¥ 145,302
Short-term available-for-sale securities		506,407
Long-lived asset impairment loss	150,533	93,163	¥ 27,203
Goodwill impairment loss	0	2,445	188
Long-term investments, impairment loss	¥ 3,208	¥ 0	¥ 0
Revenue growth rate used for level 3 measurement (as a percent)	4.00%	4.00%	4.00%
Discount rate used for level 3 measurement (as a percent)	20.00%	20.00%	20.00%
Recurring basis
Fair value
Short-term available-for-sale securities		¥ 506,407
Long-term available-for-sale securities	¥ 247,085	166,546
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Short-term available-for-sale securities		506,407
Long-term available-for-sale securities	204,945	166,546
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Long-term available-for-sale securities	42,140
Non-recurring basis
Fair value
Property and equipment	20,706	21,879	¥ 13,561
Non-recurring basis | Carrying value
Fair value
Property and equipment	171,239	115,042	40,764
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment	¥ 20,706	¥ 21,879	¥ 13,561